Related-party transactions - Related-party transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related-party transactions [Abstract]
Revenue from sale of goods, related party transactions	€ 106	€ 111	€ 116
Purchases of goods, related party transactions	42	46	41
Amounts receivable, related party transactions	18	55	40
Amounts payable, related party transactions	€ 2	€ 2	€ 2